Stock Option Plan - Summary of Information about Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	47,654
Number of options, exercisable	12,009
Aggregate intrinsic value of stock option awards outstanding	$ 444
Aggregate intrinsic value of stock options exercisable	$ 161
17.20 to 25.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	3,682
Weighted average exercise price per option, outstanding	$ 23.27
Weighted average remaining contractual life (in years), outstanding	10 months 24 days
Number of options, exercisable	2,075
Weighted average exercise price per option, exercisable	$ 23.44
Weighted average remaining contractual life (in years), exercisable	10 months 24 days
25.80 to 38.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	29,122
Weighted average exercise price per option, outstanding	$ 35.09
Weighted average remaining contractual life (in years), outstanding	4 years 10 months 24 days
Number of options, exercisable	8,984
Weighted average exercise price per option, exercisable	$ 33.50
Weighted average remaining contractual life (in years), exercisable	4 years 3 months 18 days
38.71 to 45.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding	14,850
Weighted average exercise price per option, outstanding	$ 42.32
Weighted average remaining contractual life (in years), outstanding	8 years 4 months 24 days
Number of options, exercisable	950
Weighted average exercise price per option, exercisable	$ 40.88
Weighted average remaining contractual life (in years), exercisable	7 years 7 months 6 days